PRINCIPAL ACCOUNTING POLICIES (Details 14) ¥ in Millions, $ in Millions		1 Months Ended	9 Months Ended
	Jun. 30, 2015	Jul. 31, 2015 director	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)	Jun. 13, 2012 USD ($)
Tujia
Gain on deconsolidation of subsidiaries
Percentage of interest before sale of redeemable convertible preferred shares	50.00%	50.00%
Percentage of interest after sale of redeemable convertible preferred shares		45.00%
Number Of Seats Allocated | director		6
Number Of Board Of Directors Seats | director		12
China
Dividends
Restricted net assets of company's PRC subsidiaries and VIEs not distributable in form of dividends to parent | ¥			¥ 1,800
Accumulated profit of subsidiaries in PRC distributable in form of dividends to parent | ¥			¥ 5,900	¥ 5,000
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)			10.00%
Amount approved as payment of dividend to purchase ADSs | $							$ 300.0
PRC withholding tax					$ 15.0	¥ 95
HK
Dividends
Withholding tax rate for dividends distributed by foreign invested enterprise to their immediate holding companies outside mainland china (as a percent)			5.00%